Related Party Transactions (Details) - USD ($)							6 Months Ended		12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	May 26, 2023	Mar. 24, 2023	Feb. 28, 2023	Jan. 10, 2023	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transactions [Line Items]
Number of ordinary shares (in Shares)		150
Accrued Exchange Fee Rebate		$ 42,000							$ 42,000	$ 200,000	$ 200,000
Total consideration									7,500,000
Remained outstanding									15,000	14,000
Komainu (Jersey) Limited [Member]
Related Party Transactions [Line Items]
Remained outstanding		300,000							300,000	400,000
Related Party [Member]
Related Party Transactions [Line Items]
Own expenses		$ 13,000							$ 13,000
Board of Directors Chairman [Member]
Related Party Transactions [Line Items]
Deferred Revenue, Revenue Recognized										6,100,000
CoinShares [Member]
Related Party Transactions [Line Items]
Carried interest earned		50.00%							50.00%
Short-Duration Contracts, Discounted Liabilities, Amount		$ 7,000,000							$ 7,000,000	$ 6,100,000	$ 6,600,000
Ordinary shares issued (in Shares)			358,783	160,000	50,000				950,000
Total consideration					$ 200
Recharge agreement.									0.2	0.2	0.2
Custodial services									$ 4,400,000	$ 3,700,000	$ 1,000,000
Group settled expenditures		2,000							2,000	2,000	$ 0
Share acquired (in Shares)						75,000
Affiliated shares (in Shares)						121,654
CoinShares [Member] | Board of Directors Chairman [Member]
Related Party Transactions [Line Items]
Accrued Exchange Fee Rebate		0							0	$ 41,000
Coinshares PLC [Member]
Related Party Transactions [Line Items]
Remained outstanding		14,000
Group settled expenditures	2,000						$ 2,000	$ 2,000
Remuneration amount	395,000						395,000	185,000
Reimbursed expenses									$ 126,000
Coinshares PLC [Member] | Komainu (Jersey) Limited [Member]
Related Party Transactions [Line Items]
Remained outstanding	127,000	227,000
Custodial services							740,000	2,100,000
Coinshares PLC [Member] | Komainu Holdings Limited [Member]
Related Party Transactions [Line Items]
Remained outstanding	15,000	$ 15,000
Coinshares PLC [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Own expenses	$ 89,000						$ 89,000	$ 86,000
Maximum [Member]
Related Party Transactions [Line Items]
Total consideration			$ 10,800,000
Maximum [Member] | CoinShares [Member]
Related Party Transactions [Line Items]
Ordinary shares issued (in Shares)						196,654
Total consideration				$ 4,600	$ 1,700	$ 4,700
Minimum [Member]
Related Party Transactions [Line Items]
Total consideration			$ 1,000,000
Minimum [Member] | CoinShares [Member]
Related Party Transactions [Line Items]
Total consideration				$ 400		$ 500